Retirement Benefit Plan - Summary of Forecast Life Expectancies for BTPS Members Aged 60 (Detail) - yr	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2014
Male in Lower Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	25.8	25.9	26.2	26.1
Male in Medium Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	27.1	27.2	27.5	27.5
Male in Higher Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	28.5	28.6	28.9	29.0
Female in Lower Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	28.5	28.6	28.9	28.9
Female in Higher Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	28.7	28.9	29.2	29.2
Average Improvement for a Member Retiring at Age 60 in 10 Years Time [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	0.7	0.9	1.0	1.3